UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street
West Conshohocken, PA 19428
 (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

Item 1.  Report to Stockholders.

Semi-Annual Report June 30, 2009 (Unaudited)

Cheswold Lane International High Dividend Fund
Table of Contents
June 30, 2009

Portfolio Characteristics	1
Schedule of Investments	3
Financial Statements	6
Financial Highlights	9
Notes to the Financial Statements	10
Annual Renewal of Investment Advisory Agreement	16
Expense Example	18
Other Information	19

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analysis or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Portfolio Characteristics
June 30, 2009
(Unaudited)

Investments by Industry
(As a Percentage of Long-term Investments)

Auto Manufacturers	1.2%
Banks	19.6
Building Materials	1.6
Chemicals	7.6
Diversified Financial Services	0.3
Electric	5.4
Electrical Components & Equipment	0.5
Electronics	1.0
Food	7.7
Healthcare-Services	2.9
Household Products/Wares	3.4
Insurance	6.4
Iron/Steel	8.0
Media	1.8
Mining	3.1
Miscellaneous Manufacturing	3.5
Office/Business Equipment	1.6
Oil & Gas	7.7
Oil & Gas Services	8.1
Pharmaceuticals	1.3
Retail	0.6
Semiconductors	1.2
Telecommunications	5.5
Total	100.0%

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Portfolio Characteristics (Continued)
June 30, 2009
(Unaudited)

Investments by Country
(As a Percentage of Long-term Investments)

Australia	5.9%
Austria	4.7
Denmark	0.2
France	20.5
Germany	21.3
Ireland	3.8
Italy	6.4
Japan	13.6
Luxembourg	1.3
Netherlands	3.4
Norway	0.4
Spain	2.3
Switzerland	8.2
United Kingdom	8.0
Total	100.0%

See accompanying notes to financial statements.

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Schedule of Investments
June 30, 2009
(Unaudited)

Number of Shares			Value
	COMMON STOCKS	100.0%

	CONSUMER DISCRETIONARY	3.0%
7,200	Toyota Motor Corp.		$274,293
16,776	Vivendi		400,908
			675,201

	CONSUMER STAPLES	11.7%
28,840	Henkel AG & Co. KGaA		777,207
3,200	Lawson, Inc.		140,842
25,400	Nestle S.A.		956,576
32,500	Unilever NV		782,603
			2,657,228

	ENERGY	15.8%
75,000	BP PLC		589,556
14,600	Caltex Australia Ltd.		162,941
20,500	ENI SpA		484,583
40,300	Saipem SpA		980,321
4,500	StatoilHydro ASA		88,598
17,700	Technip S.A.		866,340
4,500	Total S.A.		242,919
2,500	Transocean Ltd.*		185,725
			3,600,983

	FINANCIALS	26.3%
3,570	Allianz S.E.		328,689
160,800	Allied Irish Banks PLC		387,997
60,500	AXA S.A.		1,136,449
4,000	Banco Santander S.A.		48,034
125,000	Barclays PLC		581,988
15,943	BNP Paribas		1,034,417
15,575	Credit Suisse Group AG		710,984
4,400	Daiwa Securities Group, Inc.		26,263
21,400	Deutsche Bank AG		1,296,765
68,000	Governor & Co. of the Bank of Ireland*		160,740
8,200	Irish Life & Permanent PLC		41,711
98,000	Mizuho Financial Group, Inc.		229,906
			5,983,943

	HEALTH CARE	4.2%
4,200	Astellas Pharma, Inc.		149,105
14,500	Fresenius Medical Care AG & Co. KGaA		648,689
3,800	Takeda Pharmaceutical Co., Ltd.		148,316
			946,110

	INDUSTRIALS	3.1%
1,600	NKT Holding A/S*		53,876
1,500	Schneider Electric S.A.		114,263

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
June 30, 2009
(Unaudited)

Number of Shares			Value
7,900	Siemens AG		$544,820
			712,959
	INFORMATION TECHNOLOGY	4.7%
11,000	Canon, Inc.		360,824
11,500	HOYA Corp.		231,110
19,000	Konica Minolta Holdings, Inc.		198,806
5,600	Tokyo Electron Ltd.		271,470
			1,062,210
	MATERIALS	20.3%
8,600	Air Liquide S.A.		785,525
16,000	Air Water, Inc.		175,056
9,200	ArcelorMittal		301,878
5,500	BHP Billiton Ltd.		153,876
11,700	CRH PLC		266,719
1,250	Lafarge S.A.		84,610
219,000	OneSteel Ltd.		455,294
13,280	Rio Tinto Ltd.		558,595
10,300	Shin-Etsu Chemical Co., Ltd.		478,995
65,000	Sumitomo Chemical Co., Ltd.		293,507
38,600	Voestalpine AG		1,058,639
			4,612,694
	TELECOMMUNICATION SERVICES	5.5%
84	NTT DoCoMo, Inc.		123,120
21,300	Telefonica S.A.		481,680
337,000	Vodafone Group PLC		649,794
			1,254,594
	UTILITIES	5.4%
13,300	E.ON AG		470,555
9,750	RWE AG		767,192
			1,237,747

	TOTAL COMMON STOCKS (Cost $26,473,198)		22,743,669

See accompanying notes to financial statements.

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
June 30, 2009
(Unaudited)

TOTAL INVESTMENTS (Cost $26,473,198)	100.0%	$22,743,669

Liabilities Less Other Assets	0.0%	(3,816)

NET ASSETS	100.0%	$22,739,853

* Non-income Producing

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

ASSETS:
Investments at value (cost $26,473,198)	$22,743,669
Foreign currency (cost $59,648)	59,911
Interest and dividends receivable	189,273
Prepaid expenses	12,575
Total assets	23,005,428

LIABILITIES:
Due to custodian	16,978
Payables for:
Investments purchased	208,668
Investment adviser fees	3,171
Trustees’ fees	3,628
Other accrued expenses	33,130
Total liabilities	265,575

TOTAL NET ASSETS	$22,739,853

NET ASSETS CONSIST OF:
Paid-in-capital	$35,089,300
Accumulated net investment loss	(14,021)
Accumulated net realized loss on investments and foreign currency transactions	(8,602,017)
Net unrealized depreciation on investments and foreign currency translations	(3,733,409)

TOTAL NET ASSETS	$22,739,853

SHARES OUTSTANDING, (no par value, unlimited shares of beneficial interest authorized)	2,165,971

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE(a)	$10.50

(a)	A 2% redemption fee applies to shares sold within 90 days of purchase.

See accompanying notes to financial statements.

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

INVESTMENT INCOME:
Dividends (Net of $80,975 foreign tax withholding)	$499,991
Total investment income	499,991

EXPENSES:
Investment advisory fees	86,044
Professional fees	31,105
Administrative and fund accounting fees	18,821
Transfer agent fees and expenses	12,635
Custody fees	11,236
Trustees’ fees	6,128
Insurance premiums	4,793
Reports to shareholders	3,514
Federal and state registration fees	1,698
Miscellaneous expenses	4,663
Total expenses before fee waivers	180,637
Fee waivers	(70,695)

Total expenses before interest expense	109,942

Interest expense	940

Net expenses	110,882
NET INVESTMENT INCOME	389,109

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on transactions from investments	(4,966,975)
Net realized gain on foreign currency translations	14,316
Change in unrealized appreciation / (depreciation)
on investments	6,861,520
on foreign currency translations	3,565
Net realized and unrealized gain on investments and foreign currency	1,912,426

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,301,535

See accompanying notes to financial statements.

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Statement of Changes in Net Assets

	For the Six Months Ended 6/30/2009 (Unaudited)	For the Year Ended 12/31/08
OPERATIONS:
Net investment income	$389,109	$851,662
Net realized loss on investments	(4,966,975)	(3,649,669)
Net realized gain / (loss) on foreign currency translations	14,316	(65,261)
Change in unrealized appreciation / (depreciation) on investments and foreign currency translations	6,865,085	(15,745,846)
Net increase / (decrease) in net assets resulting from operations	2,301,535	(18,609,114)

DISTRIBUTIONS:
From investment income ($0.19 per share, $0.39 per share)	(404,022)	(803,254)
From capital gains ($0.00 per share, $0.05 per share)	–	(113,060)

Total distributions	(404,022)	(916,314)

SHARES OF BENEFICIAL INTEREST
Proceeds from sale of shares	50,178	1,207,893
Proceeds from reinvestment of distributions	404,022	916,314
Redemption of shares	(5,180)	(1,640,680)

Net increase from shares of beneficial interest	449,020	483,527

TOTAL INCREASE / (DECREASE) IN NET ASSETS	2,346,533	(19,041,901)

NET ASSETS:
Beginning of period	20,393,320	39,435,221
End of period *	$22,739,853	$20,393,320

SHARES OF BENEFICAL INTEREST IN SHARES:
Shares sold	5,101	117,188
Shares reinvested	38,115	67,044
Shares redeemed	(481)	(146,601)
Net increase	42,735	37,631
____________________
* Includes accumulated net investment loss and income of ($14,021) and $892, respectively

See accompanying notes to financial statements.

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Financial Highlights
For a Fund Share Outstanding
Throughout Each Period

	For the Six Months Ended 6/30/09 (Unaudited)		For the Year Ended 12/31/08	For the Year Ended 12/31/07	6/29/06* to 12/31/06
Net asset value, beginning of period	$9.60		$18.91	$17.60	$15.00

Income / (Loss) From Investment Operations:
Net investment income	0.15		0.41	0.57	0.09
Net realized and unrealized gain / (loss) on investments and foreign currency transactions	0.94		(9.28)	1.81	2.71
Total from investment operations	1.09		(8.87)	2.38	2.80

Less Distributions:
Dividends from net investment income	(0.19)		(0.39)	(0.64)	(0.05)
Distribution from net realized gains	–		(0.05)	(0.43)	(0.15)
Total distributions	(0.19)		(0.44)	(1.07)	(0.20)

Net asset value, end of period	$10.50		$9.60	$18.91	$17.60

Total Return	11.33	%1	(47.58)%	13.57%	18.68	%1

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$22,740		$20,393	$39,435	$25,828
Ratio of expenses to average net assets:
Net of waivers and reimbursements	1.16	%2,3	1.15%	1.15%	1.15	%2
Before waivers and reimbursements	1.90	%2,3	1.56%	1.56%	2.16	%2
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	4.07	%2,4	2.80%	3.18%	1.07	%2
Before waivers and reimbursements	3.33	%2,4	2.39%	2.77%	0.06	%2
Portfolio turnover rate	24.34	%1	60.12%	38.49%	16.18	%1
____________________
*	Commencement of Operations.
1	Not annualized.
2	Annualized.
3
The ratio of expenses to average net assets includes interest expense. Excluding interest expense the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements were 1.15% and 1.89%, respectively.

4
The ratio of investment income to average net assets includes interest expense. Excluding interest expense the ratio of investment income to average net assets net of waivers and reimbursements and before waivers and reimbursements were 4.08% and 3.34%, respectively.

See accompanying notes to financial statements.

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Notes to Financial Statements
June 30, 2009
(Unaudited)

Note 1.  Organization

Cheswold Lane Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was organized as a Delaware statutory trust on April 12, 2006 and currently consists solely of one series of beneficial interest, the Cheswold Lane International High Dividend Fund (the “Fund”). The investment objective for the Fund is long-term growth of capital and income. The Fund commenced operations on June 29, 2006. The only transaction occurring between the date of organization and commencement of operations was the sale and issuance of 7,000 shares at $15.00 per share of beneficial interest in the Fund to Cheswold Lane Asset Management, LLC (the “Adviser”).

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation – In determining the Fund’s net asset value (“NAV”), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund’s pricing procedures. The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price. The Fund generally values fixed income securities using market quotations or a matrix method provided by a pricing service. The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. In the event market quotations are not readily available, a “fair value” price will be determined in accordance with the Fund’s pricing procedures. Securities other than those listed above will be priced in accordance with the Fund’s registration statement and/or pricing procedures.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”). Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them. If reported prices with respect to the Fund’s foreign investments are believed by the Adviser to be stale or unreliable based upon certain triggering factors set forth in the pricing procedures approved by the Board, these investments will be valued at their fair value using a quantitative methodology. In addition, if, in the opinion of the Adviser, significant events materially affecting the values of the Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, or if the values provided by the Adviser’s quantitative methodology are deemed by the Adviser not to reflect fair value, such foreign investments will be priced at fair value as determined in good faith by the Adviser. The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2009
(Unaudited)

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices. Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under FAS 157, various inputs are used in determining the value of the Fund’s investments. In April 2009, FASB released FAS 157-4. The FAS is effective for interim and annual periods ending after June 15, 2009. The FAS expands existing financial statement note disclosure to include a breakout of the current FAS 157 chart to add category types more detailed than common stock. These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Sector	Level 1	Level 2	Level 3
Consumer Discretionary	$675,201	–	–
Consumer Staples	2,657,228	–	–
Energy	3,600,983	–	–
Financials	5,983,943	–	–
Health Care	946,110	–	–
Industrials	712,959	–	–
Information Technology	1,062,210	–	–
Materials	4,612,694	–	–
Telecommunication Services	1,254,594	–	–
Utilities	1,237,747	–	–
Total	$22,743,669	–	–

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2009
(Unaudited)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated foreign rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Federal Income Taxes – The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on an accrual basis.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, semi-annually and distributes net realized gains, if any, annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Redemption Fees – Upon redemption of shares held 90 days or less, a redemption fee of 2% of the current NAV of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital. There were no redemption fees paid to the Fund for the six months ended June 30, 2009.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2009
(Unaudited)

these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3.  Related Parties

The Fund has an investment advisory agreement with the Adviser. Under the agreement, the Fund pays the Adviser a fee computed daily and payable monthly, fixed at 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through April 30, 2010 in order to keep the Fund’s net annual fund operating expenses (excluding any taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions (including the costs, fees and expenses associated with the Fund’s investments in other investment companies) and other extraordinary expenses) from exceeding 1.15% of its average daily net assets. After expense waivers, the management fee paid to the Adviser for the six months ended June 30, 2009 was equal to 0.16% of the Fund’s average net assets.

The Fund paid $7,500 to unaffiliated trustees during the six months ended June 30, 2009. No other officer or trustee who is affiliated with the Adviser currently receives any compensation from the Fund for acting as a trustee or officer of the Fund.

Note 4.  Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) from January 1, 2009 to June 30, 2009 were $5,274,290 and $4,723,054, respectively.

Note 5.  Federal Income Tax Information

At June 30, 2009, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$27,843,686
Unrealized appreciation	2,187,775
Unrealized depreciation	(7,291,673)
Net unrealized depreciation on investments and foreign currency translations	$(5,103,898)

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2009
(Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$892
Undistributed long-term gains	–
Tax accumulated earnings	892
Accumulated capital and other losses	(2,947,336)
Unrealized depreciation on investments and foreign currency translations	(11,300,516)
Total accumulated earnings	$(14,246,960)

The tax character of distributions paid during the fiscal year ended December 31, 2008 and fiscal period ended December 31, 2007 was as follows:

	2008	2007
Distributions paid from ordinary income	$803,254	$1,966,178
Distributions paid from long-term capital gains	113,060	105,212
Total Distributions	$916,314	$2,071,390

As of December 31, 2008, the Fund had a capital loss carry forward of $2,383,443, which expires on December 31, 2016.

As of December 31, 2008, the Fund had $563,893 of post-October losses, which are deferred until January 1, 2009 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Financial Accounting Standards Board Interpretation No. 48—In July 2006, the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including passthrough entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits at June 30, 2009. Also, the Fund

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2009
(Unaudited)

had recognized no interest and penalties related to uncertain tax benefits in 2009. At June 30, 2009, the fiscal years 2006 through 2009 remain open to examination in the Fund’s major tax jurisdictions.

Note 6.  Other

Because the Fund invests in foreign stocks, it will be affected by risks not typically associated with U.S. stocks. These risks include political and economic instability and different accounting and regulatory standards, as well as reduced liquidity and transparency compared to U.S. markets. In addition, the Fund will be subject to the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment. Currency exchange rates may fluctuate significantly over short periods of time, causing (along with other factors) the Fund’s net asset value to fluctuate, which, in turn, may cause the value of the Fund’s shares to go up or down.

The Fund may invest an unlimited percent of the portfolio in dividend paying equity securities (including common, convertible and preferred stocks) of companies located in developed markets outside of the United States. The Fund considers foreign developed markets to consist of those countries that are represented in the Morgan Stanley Capital International, Inc. EAFE®Index. As a result, the Fund may hold a concentrated amount of securities in a few countries at the discretion of the Adviser. Please see the “Portfolio Characteristics – Investments by Country” table for a percentage listing by country. Should the Adviser invest a concentrated amount of the portfolio in a few countries, the Fund will be particularly subject to the risks of investing in foreign stocks as described above.

As of June 30, 2009, the Fund had a shareholder that held 70.1% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund. The shareholder is a retirement plan for a commercial entity in which the plan holds Fund shares for the benefit of the entity’s employees. The Fund is one of several investment options in the entity’s plan and employees are permitted to transfer some or all of their account balances into or out of the Fund at any time.

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Annual Renewal of Investment Advisory Agreement
June 30, 2009
(Unaudited)

The Board of Trustees (the “Board”) of Cheswold Lane Funds (the “Trust”) met on May 15, 2009 to consider the annual renewal of the Investment Advisory Agreement between the Trust, on behalf of its initial series, the Cheswold Lane International High Dividend Fund (the “Fund”), and Cheswold Lane Asset Management, LLC, the Fund’s investment adviser (the “Adviser”). The Board reviewed and discussed several documents that had been provided prior to the meeting, including the Investment Advisory Agreement, the Expense Cap/Reimbursement Agreement, a memorandum provided by outside legal counsel discussing the Board’s fiduciary obligations and factors the Board should assess in considering the renewal of the Investment Advisory Agreement, information in response to a request sent on behalf of the Trustees who are not “interested persons” of the Trust or the Adviser (the “Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended, from the Adviser (including its Form ADV), and comparative information about the Fund’s total expense ratio, management fee and performance for the year ended December 31, 2008, and other pertinent information. The Board also noted the information it receives periodically throughout the year that is relevant to the Investment Advisory Agreement renewal process, including performance, management fee and other financial information. Based on its evaluation of this information, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement for an additional one-year period.

In connection with its consideration of whether to approve the continuance of the Investment Advisory Agreement, the Board reviewed the following factors:

1.	Nature, Extent and Quality of Services Provided to the Fund.

The Board considered the nature, extent and quality of services provided by the Adviser, including investment research, portfolio management, supervision of Fund operations and compliance, recordkeeping, reporting to the Board as requested and regulatory matters. The Board concluded that the services provided to the Fund were extensive in nature and that the Fund was likely to continue to benefit from services provided under the Investment Advisory Agreement.

2.	Investment Performance of the Fund and the Adviser.

The Board reviewed overall investment performance information relating to the Fund and the Adviser. In considering the investment performance for the Fund, the Board also reviewed information from Morningstar regarding the Fund’s performance for the year ended December 31, 2008 in comparison to its benchmark index, the MSCI EAFE Index®, and its peer group category, foreign large cap value. The Board noted the Fund had underperformed its benchmark index for the year ended December 31, 2008, primarily as a result of its holdings in financial stocks. The Board noted that the performance of the Adviser’s other account, adjusting for differences in expenses, was similar to the Fund.

The Board also considered the Adviser’s quarterly investment management report and reviews explaining the Fund’s performance, the Adviser’s investment decision process and the investment strategies it employs for the Fund. After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Annual Renewal of Investment Advisory Agreement (Continued)
June 30, 2009
(Unaudited)

3.	Costs of Services Provided and Profits Realized by the Adviser.

The Board considered the Fund’s management fee and total expense ratio relative to industry averages for comparable funds. The Board noted that the Fund pays the Adviser a management fee of 0.90% of the Fund’s average daily net assets and that this fee is recorded as revenue on the Adviser’s income statement. The Board determined that the management fee and total expense ratio were within the range of fees charged by comparable funds. The Board considered the fees realized, and the costs incurred, by the Adviser in providing investment management services to the Fund and potential profitability to the Adviser with respect to the Fund. The Board noted that the Fund had only been in operations for approximately three years and thus the Adviser had incurred losses during this start-up period. In particular, the Board noted that the Adviser has waived its management fee and/or reimbursed expenses since inception, to the extent they exceed 1.15% of the Fund’s average daily net assets, and that the Fund’s total expense ratio, net of fee waivers and expense reimbursements, was below both the median and average of comparable funds. In addition, the Board noted that the Adviser’s principals have made substantial equity investments in the Adviser and the Fund. In light of the foregoing, the Board concluded that the management fee and total expense ratio were reasonable.

4.	Extent of Economies of Scale as the Fund Grows.

The Board noted that some funds implement economies of scale, usually in the form of breakpoints with regard to management fees. It was noted that the Fund has no breakpoints because the Fund has a relatively small net asset base, making it difficult for the Adviser to offer such breakpoints. The Board also noted that the Adviser’s voluntary waiver of its management fee and reimbursement of certain Fund expenses is a benefit to the Fund’s investors. After reviewing the Fund’s fee structure, the Board concluded that at this time, there were no effective economies of scale to be shared by the Adviser at current asset levels.

5.	Benefits Derived from the Relationship with the Fund.

The Board considered the direct and indirect benefits that could be derived by the Adviser from its association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

The Board considered all these factors. In considering the Investment Advisory Agreement, the Board did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Board and the Independent Trustees that shareholders would receive favorable performance at reasonable fees and, therefore, approval of the Investment Advisory Agreement was in the best interests of the Fund.

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Expense Example
For the Period Ended June 30, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009 (the “Period”).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the Period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during the period ended June 30, 2009” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the Period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value January 1, 2009	Ending account value June 30, 2009	Expenses paid during the period ended June 30, 2009
Actual Example	$1,000.00	$1,113.30	$6.08
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,019.30	5.76

1	Expenses are equal to the Fund’s annualized expense ratio of 1.16% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

 Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2009

Cheswold Lane International High Dividend Fund
Other Information
For the Period Ended June 30, 2009(Unaudited)

Proxy Voting

A description of the Fund’s portfolio security proxy voting policies and procedures and a record of the Fund’s proxy votes for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-632-1320 and on the Securities and Exchange Commission’s website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may view the Fund’s Form N-Q on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UMB Distribution Services, LLC, Distributor
803 West Michigan Street
Milwaukee, Wisconsin 53233

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Funds

By:	/s/ Eric F. Scharpf
Eric F. Scharpf
President and Chief Executive Officer

Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric F. Scharpf
Eric F. Scharpf
President and Chief Executive Officer

Date: September 3, 2009

By:	/s/ Matthew H. Taylor
Matthew H. Taylor
Executive Vice President, Treasurer and Chief Financial Officer

Date: September 3, 2009